Further Detail of Profit or Loss	12 Months Ended
Dec. 31, 2018
Further Detail of Profit or Loss [Abstract]
Further detail of profit or loss

Note 16 – Further detail of profit or loss

	For the year ended December 31
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
A. Research and development expenses, net
Payroll	5,621	7,419	4,890
Materials	1,593	1,844	1,065
Subcontractors	307	151	70
Patent registration	34	57	70
Depreciation	178	442	880
Rental fees and maintenance	387	824	908
Other	379	244	782
	8,499	10,981	8,665
Less – Development expenditure capitalized as intangible and tangible assets	(4,237)	-	-
Less – government grants	(219)	(162)	(42)
	4,043	10,819	8,623

B. Sales and marketing expenses
Payroll	748	1,497	2,226
Marketing and advertising	192	383	1,381
Rental fees and maintenance	21	59	64
Travel abroad	45	234	201
Depreciation	-	10	186
Other	-	-	201
	1,006	2,183	4,259

C. General and administrative expenses
Payroll	822	762	996
Fees	45	68	32
Professional services	1,610	1,460	1,114
Directors pay	742	493	306
Office expenses	232	282	311
Travel abroad	148	86	45
Rental fees and maintenance	-	84	91
Other	219	128	107
	3,818	3,363	3,002
D. Finance income
Exchange rate differences	181	-	-
Revaluation of liability in respect of government grants	-	102	-
Bank interest and fees	-	-	54
	181	102	54
Finance expense
Exchange rate differences	-	889	127
Bank fees	29	28	-
Revaluation of liability in respect of government grants	114	-	265
	143	917	392